Investments - Mortgage loans amortized cost by debt service coverage ratio distribution and year of origination (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, net	$ 3,359	$ 3,988
Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	3,418	3,991
Allowance	(59)	(3)
Amortized cost, net	3,359	3,988
Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	15	40
1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	293	161
1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	906	1,066
Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	2,204	$ 2,724
2015 and prior | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	1,473
2015 and prior | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	15
2015 and prior | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	130
2015 and prior | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	365
2015 and prior | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	963
2016 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	418
2016 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2016 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	27
2016 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	41
2016 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	350
2017 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	406
2017 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2017 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	32
2017 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	134
2017 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	240
2018 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	495
2018 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2018 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	57
2018 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	159
2018 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	279
2019 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	561
2019 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2019 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	33
2019 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	201
2019 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	327
Current | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	65
Current | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
Current | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	14
Current | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	6
Current | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	$ 45